Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Net loss from continuing operations attributable to Aurora shareholders	$ (692,013)	$ (3,230,833)
Net loss from discontinuing operations attributable to Aurora shareholders	(1,612)	(51,861)
Net loss attributable to Aurora shareholders	$ (693,625)	$ (3,282,694)
Weighted average number of common shares outstanding (in shares)	169,118,540	96,753,429
Continuing operations, basic and diluted loss per share (in CAD per share)	$ (4.09)	$ (33.39)
Discontinued operations, basic and diluted loss per share (in CAD per share)	(0.01)	(0.54)
Total operations (in CAD per share)	$ (4.10)	$ (33.93)